Accounts Receivable, Net	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
ACCOUNTS RECEIVABLE, NET
NOTE 4: ACCOUNTS RECEIVABLE, NET
Accounts receivable consist of the following:
	December 31,	December 31,
	2014	2013
Accounts receivable	$30,288	$24,155
Less: Provision for losses on accounts receivables	(971)	(2,652)
Accounts receivable, net	$29,317	$21,503

Changes to the provision for accounts receivables are summarized as follows:

	Balance at			Balance at
	Beginning of	Charges to	Amount	End of
Provision for Losses on Accounts Receivables	Year	Expenses	Utilized	Year
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)
Year ended December 31, 2013	$(2,144)	$(567)	$59	$(2,652)
Year ended December 31, 2014	$(2,652)	$(548)	$2,229	$(971)

See Note 2(s) for a discussion of credit risk. For the year ended December 31, 2014, three customers accounted for 22.8%, 13.8% and 10.7% of the Company's revenue. For the year ended December 31, 2013, two customers accounted for 18.5% and 10.7% of the Company's revenue and for the year ended December 31, 2012, three customers accounted for 18.5%, 11.5% and 11.5% of the Company's revenue.